Virtus DFA 2015 Target Date Retirement Income Fund,

Virtus DFA 2020 Target Date Retirement Income Fund,

Virtus DFA 2030 Target Date Retirement Income Fund,

Virtus DFA 2035 Target Date Retirement Income Fund,

Virtus DFA 2040 Target Date Retirement Income Fund,

Virtus DFA 2045 Target Date Retirement Income Fund,

Virtus DFA 2050 Target Date Retirement Income Fund,

and Virtus DFA 2060 Target Date Retirement Income Fund,

each a series of Virtus Reirement Trust

Supplement dated September 25, 2018 to the Summary Prospectuses,

Statutory Prospectus and Statement of Additional Information,

each dated April 30, 2018, as supplemented

Important Notice to Investors

On September 19, 2018, the Board of Trustees of the Virtus Retirement Trust voted to liquidate the Virtus DFA 2015 Target Date Retirement Income Fund, Virtus DFA 2020 Target Date Retirement Income Fund, Virtus DFA 2030 Target Date Retirement Income Fund, Virtus DFA 2035 Target Date Retirement Income Fund, Virtus DFA 2040 Target Date Retirement Income Fund, Virtus DFA 2045 Target Date Retirement Income Fund, Virtus DFA 2050 Target Date Retirement Income Fund, and Virtus DFA 2060 Target Date Retirement Income Fund (the “Funds”). Based on the recommendation of management, the Trustees determined that liquidation is in the best interest of the shareholders and voted to direct the mandatory redemption of all shares of the Funds. Effective October 16, 2018, the Funds will be closed to new investors and additional investor deposits.

On or about October 30, 2018 (the “Liquidation Date”), each of the Funds will be liquidated at its net asset value. Prior to such time, shareholders may exchange their shares of the Funds for shares of the same class of any other Virtus Mutual Fund. Shareholders may also redeem their shares at any time prior to the Funds’ liquidation on the Liquidation Date. There will be no fee or sales charges associated with exchange or redemption requests.

Any shares not exchanged or redeemed by the close of business on the Liquidation Date will be redeemed and the account value distributed to shareholders, except shares held in BNY Mellon IS Trust Company custodial accounts, which will be exchanged for shares of the Virtus Low Duration Income Fund. Shareholders with BNY Mellon IS Trust Company custodial accounts should consult the prospectus for the Virtus Low Duration Income Fund for information about that fund.

Because the exchange or redemption of your shares could be a taxable event, we suggest you consult with your tax advisor prior to the Funds’ liquidation.

For information about changes being made to Virtus DFA 2025 Target Date Retirement Income Fund and Virtus DFA 2055 Target Date Retirement Income Fund, please refer to separate supplements relating specifically to each of those funds.

Investors should retain this supplement with the Prospectuses and

Statement of Additional Information for future reference.

VRT 8002/8DFAFundsClosing (9/2018)

Virtus DFA 2025 Target Date Retirement Income Fund,

a series of Virtus Retirement Trust

Supplement dated September 25, 2018 to the

Summary Prospectus and Statutory Prospectus,

each dated April 30, 2018, as supplemented

Important Notice to Investors

At a meeting held on September 19, 2018, the Board of Trustees of Virtus Retirement Trust approved changes to the fund’s name and principle investment strategies as described below. These changes will be effective on December 17, 2018.

Effective on December 17, 2018, the fund’s name will change to Virtus DFA Retirement Focus Fund. Effective December 17, 2018, all references in the fund’s summary and statutory prospectuses to the fund’s former name will be deemed changed to Virtus DFA Retirement Focus Fund.

Additionally, the following disclosure changes will be effective December 17, 2018.

Under “Principal Investment Strategies” in the fund’s summary prospectus and summary section of the statutory prospectus, the disclosure will be replaced with the following:

The fund allocates its assets to Underlying Funds according to an asset allocation strategy designed for investors planning to retire between 2019 and 2025 and planning to withdraw their investment in the fund over many years after retirement. Over time, the fund’s allocation to the Underlying Funds is expected to change based on the asset allocation strategy that generally becomes more conservative (reducing its allocation to equity Underlying Funds and increasing its allocation to fixed income Underlying Funds), until reaching the “landing point,” when the fund reaches its final static asset allocation. The asset allocation strategy for the fund reflects the need for reduced equity risk and lower volatility of the inflation-adjusted income the fund may be able to support in retirement.

As of September 30, 2018, the fund may invest in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets; and (3) fixed income Underlying Funds that may purchase U.S. and foreign debt securities, such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, long, intermediate and short term U.S. Treasury Inflation-Protected Securities (“TIPS”), bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic and foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations and inflation-protected securities. Information about the Underlying Funds in which the fund may invest is described below in the section entitled “More Information About Investment Objectives And Principal Investment Strategies.”

As of September 30, 2018, the fund has a target allocation of 40 to 45% to global equity Underlying Funds and a target allocation of approximately 55 to 60% to fixed income Underlying Funds, including exposure to long-term and intermediate-term TIPS. The fund’s allocation will continue to become more conservative through 2025, when it will be allocated to approximately 25% global equity Underlying Funds and 75% fixed income Underlying Funds; this allocation remains through 2035. The fund will reach its final static “landing point” in 2040, when it will be allocated to approximately 20% global equity Underlying Funds and 80% fixed income Underlying Funds. Additional information about how the fund's asset allocation strategy changes over time and more detail about the fund's glide path appear below in the section entitled “More Information About Investment Objectives And Principal Investment Strategies.”

The domestic and international equity Underlying Funds may invest in equity securities across all market capitalization ranges and may invest in value stocks, depending on the focus of the particular equity Underlying Fund. The fixed income Underlying Funds principally invest in investment grade securities having short-, intermediate- or long-term maturities, depending on the focus of the particular fixed income Underlying Fund. The fund and certain Underlying Funds may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Underlying Funds. Certain Underlying Funds use foreign currency forward contracts to hedge foreign currency risks, hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. Certain Underlying Funds also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Underlying Fund’s total return. Certain Underlying Funds also may use derivatives, such as futures contracts and options on futures contracts, for hedging interest rate exposure. The Underlying Funds may also lend their portfolio securities to generate additional income.

The fund does not provide guaranteed income or payouts, nor can it ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire.

The disclosure applicable to the fund in the section “More Information About Investment Objectives And Principal Investment Strategies” beginning on page 63 of the statutory prospectus will be replaced with the following, except as further described below:

Each of the funds has a non-fundamental investment objective. A non-fundamental investment objective may be changed by the Board of Trustees without shareholder approval. If a fund’s investment objective is changed, the prospectus will be supplemented to reflect the new investment objective. To the extent that there is a material change in a fund’s investment objective, shareholders will be provided with reasonable notice. There is no guarantee that a fund will achieve its objective.

Please see the statement of additional information (“SAI”) for additional information about the securities and investment strategies described in this prospectus and about additional securities and investment strategies that may be used by the Underlying Funds.

Virtus DFA Retirement Focus Fund

The fund is designed to make it easier for investors whose retirement date is between 2019 and 2025 to hold a diversified portfolio of global equity and fixed income assets that is rebalanced automatically over time based on an asset allocation strategy designed by Dimensional.

An investment in a fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government entity. As with any investment, there is the risk that you will lose money, including at and after your retirement. The fund does not provide guaranteed income or payouts, nor can it ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire. Investment in a fund does not eliminate the need for you to decide, before investing and from time to time thereafter, whether the fund fits or continues to fit your financial situation. The fund is a “fund of funds” that seeks to achieve its investment objective by primarily investing in a number of funds that are managed by Dimensional (the “Underlying Funds”). The Underlying Funds in which the fund may invest are expected to include:

Domestic Equity Underlying Funds

U.S. Large Company Portfolio and U.S. Core Equity 1 Portfolio

International Equity Underlying Funds

Large Cap International Portfolio, International Core Equity Portfolio and Emerging Markets Core Equity Portfolio

Fixed Income Underlying Funds

DFA Short-Term Extended Quality Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA One-Year Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio and DFA LTIP Portfolio

Dimensional allocates the fund’s assets among the Underlying Funds based on its investment objectives and policies. VRIA and/or Dimensional may change the selection of Underlying Funds or the allocation to the Underlying Funds at any time without notice to investors.

Asset Allocation Strategy

As an alternative to investors building their own retirement investment portfolios, the fund offers investors access to a single fund whose asset allocation changes over time based on a glide path designed by Dimensional. The glide path is intended to guide the fund’s asset allocations towards becoming more conservative as investors approach retirement and beyond. Over time, the fund’s allocation to Underlying Funds in the various asset classes will change based on the asset allocation glide path and the relative performance of the Underlying Funds. The fund will invest in an allocation of Domestic Equity Underlying Funds and International Equity Underlying Funds (together, the “Global Equity Underlying Funds”) in combination with Fixed Income Underlying Funds and is expected to change its allocation over time to have a lower allocation to Global Equity Underlying Funds and a higher allocation to Fixed Income Underlying Funds as it approaches its final static allocation in 2040 (also known as the “landing point”).

The fund’s allocation will continue to become more conservative through 2025, when it will be allocated to approximately 25% global equity Underlying Funds and 75% fixed income Underlying Funds; this allocation remains through 2035. The fund will reach its final static allocation at its “landing point” in 2040, when it will be allocated to approximately 20% global equity Underlying Funds and 80% fixed income Underlying Funds.

Dimensional designed the asset allocation glide path to seek to lower the uncertainty regarding the inflation-protected income the fund could support as investors move through retirement. The asset allocation glide path is intended to manage inflation-adjusted income risk by increasing the fund’s allocation to Fixed Income Underlying Funds that invest in inflation-protected assets, represented by long-term TIPS. As the fund moves along the glide path, the duration of the TIPS portfolio is expected to shorten and the fund is expected to increase allocations to Fixed Income Underlying Funds that invest in ultra-short term obligations over time, the valuation of which are generally less impacted by expectations regarding inflation.

The asset allocation glide path was designed with an average investor in mind and may or may not provide the asset allocation that is suited for individual investor preferences.

The disclosure under “Principal Investment Strategies of the Underlying Funds” and “Description of Investments of the Fixed Income Underlying Funds” beginning on page 65 of the statutory prospectus remains unchanged for the fund.

Under “More Information About Risks Related to Principal Investment Strategies” beginning on page 72 of the statutory prospectus, the sentence introducing Underlying Funds’ risks will be changed and the table added to indicate which of the risks apply to the fund and Underlying Funds:

Specific indirect risks of investing in the Underlying Funds are identified in the table below and described in detail following the table.

Risks	Virtus DFA Retirement Focus Fund
Allocation	X
Fund of Funds	X
Mutual Fund Investing	X
New Fund	X
Counterparty	X
Debt Securities	X
Call	X
Credit	X
Interest Rate	X
Derivatives	X
Equity Securities	X
Small and Medium Market Capitalization Companies Risk	X
Value Stocks Risk	X
Foreign Investing	X
Currency Rate Risk	X
Emerging Markets Investing Risk	X
Foreign Government Debt	X
Income	X
Inflation-Protected Investing	X
Liquidity Risk	X
Market Volatility Risk	X
Securities Lending Risk	X
Value Stocks Risk	X

All other disclosure concerning the fund, including fees, expenses, risks and portfolio management remains unchanged.

Investors should retain this supplement with the Prospectuses for future reference.

VRT 8002/DFARetirementFocusChanges (9/2018)

Virtus DFA 2055 Target Date Retirement Income Fund,

a series of Virtus Retirement Trust

Supplement dated September 25, 2018 to the

Summary Prospectus and Statutory Prospectus,

each dated April 30, 2018, as supplemented

Important Notice to Investors

At a meeting held on September 19, 2018, the Board of Trustees of Virtus Retirement Trust approved changes to the fund’s investment objective, name and principal investment strategies as described below. These changes will be effective on December 17, 2018.

Effective December 17, 2018, the fund’s investment objective will change to “providing long-term capital appreciation.” Also effective on December 17, 2018, the fund’s name will change to Virtus DFA Global Sustainability Fund. Effective December 17, 2018, all references in the fund’s summary and statutory prospectuses to the fund’s former name will be deemed changed to Virtus DFA Global Sustainability Fund.

Additionally, the following disclosure changes will be effective December 17, 2018.

Under “Principal Investment Strategies” in the fund’s summary prospectus and summary section of the statutory prospectus, the disclosure will be replaced with the following:

The fund allocates its assets to Underlying Funds according to an asset allocation strategy designed for investors interested in companies that conduct their businesses in an environmentally responsible manner. This approach enables investors to pursue their environmental goals within a highly diversified and efficient investment strategy. Each of the Underlying Funds purchases a broad and diverse group of securities of U.S. and non-U.S. companies in developed and emerging markets with a greater emphasis on small capitalization, value, and high profitability companies as compared to their representation in the U.S., International and Emerging Markets Universe, while adjusting the composition of the fund based on sustainability impact considerations.

Individual fund weightings are determined on a market cap basis, using the MSCI ACWI Index. Allocations are rebalanced quarterly or at the next best assessment.

Under “Principal Risks,” in the section indicated as applying to the Underlying Funds, the disclosure for risks entitled “Call Risk,” “Credit Risk,” “Derivatives Risk,” “Foreign Government Debt Risk,” “Income Risk,” “Interest Rate Risk” and “Risks of Investing for Inflation Protection” will be removed as it will not be applicable to the new principal investment strategies of the fund. Additionally in this section, the following disclosure will be added:

➢	Sustainability Impact Consideration Investment Risk. The risk that sustainability impact considerations will limit the number of investment opportunities available to the Underlying Fund, resulting in the Underlying Fund underperforming funds that are not subject to such sustainability impact considerations.

The first paragraph under “Performance Information” in the fund’s summary prospectus and summary section of the statutory prospectus will be amended by adding the following sentence: “Prior to December 17, 2018, the fund was managed as a target date fund; the performance below reflects the strategies used for the target date fund and are not necessarily reflective of performance if the fund had been managed as a global sustainability fund for the periods shown.”

The disclosure applicable to the fund in the section “More Information About Investment Objectives And Principal Investment Strategies” beginning on page 63 of the statutory prospectus will be replaced with the following:

Each of the funds has a non-fundamental investment objective. A non-fundamental investment objective may be changed by the Board of Trustees without shareholder approval. If a fund’s investment objective is changed, the prospectus will be supplemented to reflect the new investment objective. To the extent that there is a material change in a fund’s investment objective, shareholders will be provided with reasonable notice. There is no guarantee that a fund will achieve its objective.

Please see the statement of additional information (“SAI”) for additional information about the securities and investment strategies described in this prospectus and about additional securities and investment strategies that may be used by the Underlying Funds.

Virtus DFA Global Sustainability Fund

The fund is a “fund of funds” that seeks to achieve its investment objective by primarily investing a number of funds that are managed by DFA (the “Underlying Funds”). As of the date of this prospectus, the Underlying Funds in which the fund may invest are expected to include:

Dimensional US Sustainability Core 1 Portfolio

Dimensional International Sustainability Core 1 Portfolio

Dimensional Emerging Markets Sustainability Core 1 Portfolio

Dimensional allocates each fund’s assets among the Underlying Funds based on its investment objectives and policies. VRIA and/or Dimensional may change the selection of Underlying Funds or the allocation to the Underlying Funds at any time without notice to investors.

Principal Investment Strategies of the Underlying Funds

Dimensional US Sustainability Core 1 Portfolio

The U.S. Sustainability Core 1 Portfolio purchases a broad and diverse group of securities of U.S. companies with a greater emphasis on small capitalization, value, and high profitability companies as compared to their representation in the U.S. Universe, while adjusting the composition of the Portfolio based on sustainability impact considerations. Dimensional generally defines the U.S. Universe as a market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE American LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by Dimensional. The Portfolio’s increased exposure to small capitalization, value, and high profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to the largest U.S. growth or low profitability companies relative to their weight in the U.S. Universe, which would result in a greater weight allocation to small capitalization, value, and/or high profitability companies. An equity issuer is considered a growth company primarily because it has a high price in relation to its book value. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing growth and value, Dimensional may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, Dimensional may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria Dimensional uses for assessing growth, value, or profitability are subject to change from time to time.

Dimensional International Sustainability Core 1 Portfolio

The International Sustainability Core 1 Portfolio purchases a broad and diverse group of securities of non-U.S. companies in developed markets with a greater emphasis on small capitalization, value, and high profitability companies as compared to their representation in the International Universe, while adjusting the composition of the Portfolio based on sustainability impact considerations. For purposes of this Portfolio, Dimensional defines the International Universe as a market capitalization weighted portfolio of non-U.S. companies in developed markets that have been authorized as approved markets for investment by Dimensional’s Investment Committee. The Portfolio’s increased exposure to small capitalization, value, and high profitability companies may be achieved by decreasing the allocation of the International Sustainability Core 1 Portfolio’s assets to the largest growth or low profitability companies relative to their weight in the International Universe, which would result in a greater weight allocation to small capitalization, value, and/or high profitability companies. An equity issuer is considered a growth company primarily because it has a high price in relation to its book value. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing growth and value, Dimensional may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, Dimensional may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria Dimensional uses for assessing growth, value, or profitability are subject to change from time to time.

Dimensional Emerging Markets Sustainability Core 1 Portfolio

The Emerging Markets Sustainability Core Portfolio purchases a broad and diverse group of securities associated with emerging markets with a greater emphasis on small capitalization, value, and high profitability companies as compared to their representation in the Emerging Markets Universe, while adjusting the composition of the Portfolio based on sustainability impact considerations. For purposes of this Portfolio, Dimensional defines the Emerging Markets Universe as a market capitalization weighted portfolio of companies in emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development), authorized for investment by Dimensional’s Investment Committee. The Portfolio’s increased exposure to small capitalization, value, and high profitability companies may be achieved by decreasing the allocation of the Emerging Markets Sustainability Core Portfolio’s assets to the largest growth or low profitability companies relative to their weight in the Emerging Markets Universe, which would result in a greater weight allocation to small capitalization, value and/or high profitability companies. An equity issuer is considered a growth company primarily because it has a high price in relation to its book value. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing growth and value, Dimensional may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, Dimensional may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria Dimensional uses for assessing growth, value or profitability are subject to change from time to time. Dimensional may also adjust the representation in the Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that Dimensional determines to be appropriate, given market conditions.

Under “More Information About Risks Related to Principal Investment Strategies” beginning on page 72 of the statutory prospectus, the sentence introducing Underlying Funds’ risks will be changed and the table added to indicate which of the risks apply to the fund and Underlying Funds:

Specific indirect risks of investing in the Underlying Funds are identified in the table below and described in detail following the table.

Risks	Virtus DFA Global Sustainability Fund
Counterparty	X
Equity Securities	X
Small and Medium Market Capitalization Companies Risk	X
Value Stocks Risk	X
Foreign Investing	X
Currency Rate Risk	X
Emerging Markets Investing Risk	X
Liquidity Risk	X
Market Volatility Risk	X
Securities Lending Risk	X
Sustainability Impact Consideration Investing	X
Value Stocks Risk	X

Under “More Information About Risks Related to Principal Investment Strategies” beginning on page 72 of the statutory prospectus, the following disclosure will be added:

Sustainability Impact Consideration Investment Risk. Sustainability impact considerations may limit the number of investment opportunities available to the Underlying Fund, and as a result, at times, the Underlying Fund may underperform funds that are not subject to such sustainability impact considerations. For example, the Underlying Fund may decline to purchase, or underweight its investment in, certain securities due to sustainability impact considerations when other investment considerations would suggest that a more significant investment in such securities would be advantageous. The Underlying Fund may also overweight its investment in certain securities due to sustainability impact considerations when other investment considerations would suggest that a lesser investment in such securities would be advantageous. In addition, the Underlying Fund may sell or retain certain securities due to sustainability impact considerations when it is otherwise disadvantageous to do so. The sustainability impact considerations may also cause the Underlying Fund’s industry allocation to deviate from that of funds without these considerations and of conventional benchmarks.

All other disclosure concerning the fund, including fees, expenses, risks and portfolio management remains unchanged.

Investors should retain this supplement with the Prospectuses for future reference.

VRT 8002/DFAGlobalSustainabilityChanges (9/2018)

Virtus DFA 2025 Target Date Retirement Income Fund

and Virtus DFA 2055 Target Date Retirement Income Fund, (each, a “Fund”)

each a series of Virtus Retirement Trust

Supplement dated September 25, 2018 to the

Statement of Additional Information (“SAI”) dated April 30, 2018

Important Notice to Investors

At a meeting held on September 19, 2018, the Board of Trustees of Virtus Retirement Trust approved changes to the investment objective of Virtus DFA 2055 Target Date Retirement Income Fund and names of both Funds, as described below. These changes will be effective on December 17, 2018.

Effective December 17, 2018, the table on page 6 of the SAI will be revised replaced with the following:

Fund	Investment Objective(s)
Virtus DFA 2025 Target Date Retirement Income Fund	The fund has an investment objective of providing total return, consistent with the fund’s current asset allocation. Total return is composed of income and capital appreciation.
Virtus DFA 2055 Target Date Retirement Income Fund	The fund has an investment objective of providing long-term capital appreciation.

Also effective December 17, 2018, each Fund’s name will change as showing in the table below

Old Name	New Name
Virtus DFA 2025 Target Date Retirement Income Fund	Virtus DFA Retirement Focus Fund
Virtus DFA 2055 Target Date Retirement Income Fund	Virtus DFA Global Sustainability Fund

Effective December 17, 2018, all references in the SAI to each Fund’s former name will be deemed changed to its respective new name.

All other disclosure concerning the Funds remains unchanged.

Investors should retain this supplement with the

SAI for future reference.

VRT 8002B SAI/2025&2055Objective&NameChanges (9/2018)